SEGMENT INFORMATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [line items]
Total revenue	R$ 21,640,393	R$ 19,526,208	R$ 18,554,425
Percentage of entity's revenue	100.00%	100.00%
Air transport
Disclosure of products and services [line items]
Total revenue	R$ 21,282,948	R$ 19,278,094
Percentage of entity's revenue	98.30%	98.70%
Ancillary revenues
Disclosure of products and services [line items]
Total revenue	R$ 357,445	R$ 248,114
Percentage of entity's revenue	1.70%	1.30%